PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid data and IT service expenses	$ 2,741,338	$ 1,810,778
IPO distribution service and promotional and advertisement service receivables	2,707,740	2,518,877
Advances to employees	2,190,106	1,756,262
Prepaid income tax	2,178,658	1,547,355
Wealth management service fees receivables	1,823,331	1,694,339
Prepaid professional service fees	1,008,341	740,171
Rental and other deposits	611,140	784,871
Interest receivables from term deposits	611,083	45,172
Input VAT receivables	569,813	289,560
Prepaid marketing expenses	552,565	805,230
Others	2,942,065	970,760
Total	$ 17,936,180	$ 12,963,375